EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2022
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	Exploration and Evaluation Assets

	Diakha-Siribaya Gold project	Fayolle property	Monster Lake project	Other	Total
Balance, January 1, 2021	$36.6	$7.3	$7.8	$3.1	$54.8
Acquired exploration and evaluation assets	—	—	—	5.0	5.0
Exploration and evaluation expenditures	—	1.9	—	—	1.9
Balance, December 31, 2021	$36.6	$9.2	$7.8	$8.1	$61.7
Reclassification to assets held for sale	(34.1)	—	—	—	(34.1)
Write-down	(1.2)	—	—	—	(1.2)
Reclassification to other	(1.3)	—	—	1.3	—
Exploration and evaluation expenditures	—	1.9	—	—	1.9
Balance, December 31, 2022	$—	$11.1	$7.8	$9.4	$28.3